Long-term investments - Income from Long-term Investments (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Schedule of Equity Method Investments [Line Items]
Fair value gain (loss) on investments carried at fair value	$ (311,410)	$ (143,522)	$ (132,026)	$ (184,029)
Dividend and interest income from investments carried at fair value	26,616	26,952	54,272	55,788
Equity method loss	(2,434)	(2,918)	(153)	(7,449)
Interest and other income	9,532	6,108	20,223	11,621
Income (loss) from other long-term investments	7,098	3,190	20,070	4,172
Loss from long-term investments	(277,696)	(113,380)	(57,684)	(124,069)
Atlantica
Schedule of Equity Method Investments [Line Items]
Fair value gain (loss) on investments carried at fair value	(299,653)	(137,586)	(120,449)	(171,370)
Dividend and interest income from investments carried at fair value	21,788	21,543	43,577	43,087
Atlantica Yield Energy Solutions Canada Inc.
Schedule of Equity Method Investments [Line Items]
Fair value gain (loss) on investments carried at fair value	(11,763)	(5,815)	(11,567)	(12,395)
Dividend and interest income from investments carried at fair value	4,821	5,397	10,678	12,691
Other
Schedule of Equity Method Investments [Line Items]
Fair value gain (loss) on investments carried at fair value	6	(121)	(10)	(264)
Dividend and interest income from investments carried at fair value	$ 7	$ 12	$ 17	$ 10